Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	22. Commitments and contingencies The Group had investment commitments of RMB11,000 and RMB nil as of December 31, 2022 and December 31, 2023.